Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share
Profit for the year	$ 62,697	$ 63,593	$ 86,053
Basic earnings per share (in dollars per share)	$ 1.62	$ 1.60	$ 2.17
Diluted earnings per share (in dollars per share)	$ 1.62	$ 1.60	$ 2.17
Weighted average of common shares outstanding applicable to basic EPS (in shares)	38,796	39,656	39,575
Effect of diluted securities:
Stock options and restricted stock units plan (in shares)	0	0	0
Adjusted weighted average of common shares outstanding applicable to diluted EPS (in shares)	38,796	39,656	39,575